STATEMENT OF OPERATIONS	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Loss from operations
General and administrative expenses	$ 480,436
Loss from operations	(480,436)
Other income:
Interest earned on investments held in Trust Account	53,249
Loss before provision for income taxes	(427,187)
Provision for income taxes	0
Net loss	$ (427,187)
Redeemable Class A Common Stock [Member]
Other income:
Weighted average shares outstanding of common stock (in shares) | shares	23,000,000
Basic and diluted net income (loss) per common stock (in dollars per share) | $ / shares	$ 0
Common Class A and Class B [Member]
Other income:
Weighted average shares outstanding of common stock (in shares) | shares	5,435,083
Basic and diluted net income (loss) per common stock (in dollars per share) | $ / shares	$ (0.08)